Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	51,805,564	24,676,891
Ordinary shares, shares outstanding	50,416,642	24,214,391